Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
November 30, 2022
FOO-NPRT3-0123
1.810694.118
Common Stocks - 99.5%
	Shares	Value ($)
Beverages - 34.1%
Brewers - 3.8%
Boston Beer Co., Inc. Class A (a)(b)	142,200	54,657,414
Molson Coors Beverage Co. Class B	130,600	7,197,366
		61,854,780
Distillers & Vintners - 4.2%
Constellation Brands, Inc. Class A (sub. vtg.)	225,384	58,002,572
Diageo PLC	257,024	11,869,882
		69,872,454
Soft Drinks - 26.1%
Celsius Holdings, Inc. (a)	15,000	1,670,100
Keurig Dr. Pepper, Inc.	1,340,327	51,830,445
Monster Beverage Corp. (a)	725,113	74,585,123
PepsiCo, Inc.	250,304	46,433,895
Primo Water Corp.	412,100	6,449,365
The Coca-Cola Co.	3,912,218	248,856,190
The Vita Coco Co., Inc. (a)	8,800	104,192
		429,929,310
TOTAL BEVERAGES		561,656,544
Food & Staples Retailing - 12.4%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	59,100	2,452,650
Food Distributors - 3.8%
Performance Food Group Co. (a)	244,100	14,885,218
Sysco Corp.	161,056	13,932,955
U.S. Foods Holding Corp. (a)	947,874	34,673,231
		63,491,404
Food Retail - 1.0%
Albertsons Companies, Inc.	449,500	9,417,025
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	14,400	656,010
Grocery Outlet Holding Corp. (a)	51,950	1,572,527
Kroger Co.	94,800	4,663,212
		16,308,774
Hypermarkets & Super Centers - 7.5%
Costco Wholesale Corp.	4,500	2,426,625
Walmart, Inc.	790,700	120,518,494
		122,945,119
TOTAL FOOD & STAPLES RETAILING		205,197,947
Food Products - 16.6%
Agricultural Products - 3.8%
Archer Daniels Midland Co.	86,000	8,385,000
Bunge Ltd.	312,293	32,740,798
Darling Ingredients, Inc. (a)	273,700	19,659,871
Ingredion, Inc.	12,900	1,263,813
		62,049,482
Packaged Foods & Meats - 12.8%
Conagra Brands, Inc.	407,941	15,493,599
Freshpet, Inc. (a)(b)	322,618	21,621,858
Laird Superfood, Inc. (a)	220,582	249,258
Lamb Weston Holdings, Inc.	103,327	8,979,116
McCormick & Co., Inc. (non-vtg.)	65,300	5,562,254
Mondelez International, Inc.	1,423,597	96,249,393
Nomad Foods Ltd. (a)	1,209,259	21,149,940
Pilgrim's Pride Corp. (a)	32,200	842,352
Sovos Brands, Inc. (a)	51,298	738,178
The Hain Celestial Group, Inc. (a)	148,200	2,777,268
The Kraft Heinz Co.	25,700	1,011,295
The Real Good Food Co. LLC:
Class B (c)	58,667	1
Class B unit (d)	58,667	419,469
The Simply Good Foods Co. (a)	150,800	6,016,920
TreeHouse Foods, Inc. (a)	345,685	17,087,210
Tyson Foods, Inc. Class A	204,766	13,571,890
		211,770,001
TOTAL FOOD PRODUCTS		273,819,483
Hotels, Restaurants & Leisure - 0.0%
Restaurants - 0.0%
Compass Group PLC	4	91
Household Durables - 0.3%
Household Appliances - 0.2%
Helen of Troy Ltd. (a)	29,500	2,906,930
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)(b)	276,662	1,280,945
TOTAL HOUSEHOLD DURABLES		4,187,875
Household Products - 22.1%
Household Products - 22.1%
Church & Dwight Co., Inc.	31,300	2,562,531
Colgate-Palmolive Co.	30,700	2,378,636
Energizer Holdings, Inc. (b)	963,744	32,854,033
Kimberly-Clark Corp.	286,633	38,876,034
Procter & Gamble Co.	1,611,782	240,413,403
Reynolds Consumer Products, Inc. (b)	581,715	18,591,611
Spectrum Brands Holdings, Inc.	252,100	13,429,367
The Clorox Co.	101,674	15,113,840
		364,219,455
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (a)	78,500	7,578,390
Media - 0.4%
Advertising - 0.4%
Advantage Solutions, Inc. Class A (a)(b)	2,963,867	7,350,390
Personal Products - 3.8%
Personal Products - 3.8%
BellRing Brands, Inc. (a)	197,800	4,927,198
Edgewell Personal Care Co.	26,100	1,127,781
Estee Lauder Companies, Inc. Class A	123,055	29,015,138
Haleon PLC (a)	354,300	1,231,352
Herbalife Nutrition Ltd. (a)	786,150	13,773,348
Olaplex Holdings, Inc. (a)	1,656,400	9,888,708
Shiseido Co. Ltd.	70,975	3,031,340
		62,994,865
Tobacco - 9.3%
Tobacco - 9.3%
Altria Group, Inc.	1,789,317	83,346,386
Philip Morris International, Inc.	703,182	70,086,150
		153,432,536
TOTAL COMMON STOCKS (Cost $1,241,983,575)		1,640,437,576

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	2,607,771	2,608,292
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	56,354,959	56,360,594
TOTAL MONEY MARKET FUNDS (Cost $58,968,886)		58,968,886

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,300,952,461)	1,699,406,462
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(51,656,393)
NET ASSETS - 100.0%	1,647,750,069

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $419,469 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	14,588,277	174,628,159	186,608,144	49,660	-	-	2,608,292	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	13,163,424	297,745,962	254,548,792	31,552	-	-	56,360,594	0.2%
Total	27,751,701	472,374,121	441,156,936	81,212	-	-	58,968,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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